Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.5% OF NET ASSETS

Automobiles & Components 3.7%
Tesla, Inc. *	192,318	80,888,951

Capital Goods 8.1%
3M Co.	32,825	5,314,696
Acuity, Inc.	24,411	9,194,647
Advanced Drainage Systems, Inc.	45,455	7,134,617
Bloom Energy Corp., Class A *	18,240	5,521,248
Caterpillar, Inc.	16,544	17,617,706
Deere & Co.	10,444	6,624,943
Donaldson Co., Inc.	36,898	3,312,334
GE Vernova, Inc.	17,940	21,076,988
General Electric Co.	43,054	16,090,571
HEICO Corp.	8,534	3,039,725
Howmet Aerospace, Inc.	52,276	14,054,925
Johnson Controls International PLC	43,917	6,416,713
Nordson Corp.	10,537	3,178,908
Quanta Services, Inc.	11,237	8,091,090
Rocket Lab Corp. *	32,816	3,335,746
Rolls-Royce Holdings PLC	170,269	3,263,995
RTX Corp.	31,126	5,905,536
Vertiv Holdings Co., Class A	88,192	29,528,445
Westinghouse Air Brake Technologies Corp.	29,989	8,085,034
		176,787,867

Commercial & Professional Services 0.8%
Cintas Corp.	14,708	2,501,537
Planet Labs PBC *	476,515	15,786,942
		18,288,479

Consumer Discretionary Distribution & Retail 3.8%
Amazon.com, Inc. *	341,663	81,431,959
AutoZone, Inc. *	313	1,000,329
Carvana Co. *	11,980	788,524
		83,220,812

Consumer Services 1.0%
Booking Holdings, Inc.	16,773	2,989,619
Chipotle Mexican Grill, Inc. *	89,750	3,051,500
DoorDash, Inc., Class A *	1,828	337,321
McDonald's Corp.	16,878	4,562,292
Viking Holdings Ltd. *	75,810	7,935,033
Wingstop, Inc.	15,744	2,730,167
		21,605,932

Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	16,061	15,024,584
Walmart, Inc.	78,694	8,912,882
		23,937,466

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.6%
EOG Resources, Inc.	20,002	2,594,859
Exxon Mobil Corp.	68,875	9,416,590
		12,011,449

Financial Services 4.1%
Berkshire Hathaway, Inc., Class B *	8,321	4,163,745
Goldman Sachs Group, Inc.	18,340	18,548,526
Interactive Brokers Group, Inc., Class A	176,462	15,359,252
Mastercard, Inc., Class A	86,637	44,496,763
MSCI, Inc.	4,297	2,406,492
Tradeweb Markets, Inc., Class A	31,519	3,141,184
Visa, Inc., Class A	6,993	2,399,228
		90,515,190

Food, Beverage & Tobacco 1.2%
Coca-Cola Co.	77,800	6,322,806
Monster Beverage Corp. *	90,269	8,676,656
Philip Morris International, Inc.	64,461	11,661,640
		26,661,102

Health Care Equipment & Services 1.1%
Hims & Hers Health, Inc. *	10,040	348,087
IDEXX Laboratories, Inc. *	13,107	6,900,049
Intuitive Surgical, Inc. *	41,361	16,448,443
McKesson Corp.	542	409,535
		24,106,114

Household & Personal Products 0.1%
Procter & Gamble Co.	9,834	1,442,058

Materials 0.6%
Ecolab, Inc.	23,960	6,675,496
Freeport-McMoRan, Inc.	83,623	5,259,050
		11,934,546

Media & Entertainment 13.4%
Alphabet, Inc., Class A	599,588	214,274,763
Meta Platforms, Inc., Class A	96,034	54,094,992
Netflix, Inc. *	342,359	24,444,433
ROBLOX Corp., Class A *	1,184	64,386
		292,878,574

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Alnylam Pharmaceuticals, Inc. *	37,975	11,431,614
Amgen, Inc.	4,632	1,677,340
Ascendis Pharma AS *	32,820	8,753,750
Bristol-Myers Squibb Co.	9,342	538,286
Eli Lilly & Co.	51,607	61,898,984
Gilead Sciences, Inc.	46,529	5,878,474
Insmed, Inc. *	17,391	1,854,228
Johnson & Johnson	47,595	12,087,702
Merck & Co., Inc.	45,419	5,836,341

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Natera, Inc. *	38,902	10,559,948
Revolution Medicines, Inc. *	9,834	1,841,712
Vertex Pharmaceuticals, Inc. *	10,220	5,076,581
		127,434,960

Semiconductors & Semiconductor Equipment 24.5%
Advanced Micro Devices, Inc. *	65,273	37,917,738
Analog Devices, Inc.	14,967	5,944,443
Applied Materials, Inc.	58,474	42,276,702
ASML Holding NV	10,660	21,108,670
Broadcom, Inc.	160,956	60,801,129
Lam Research Corp.	56,614	24,532,545
Marvell Technology, Inc.	10,600	3,157,634
Micron Technology, Inc.	24,048	27,758,366
NVIDIA Corp.	1,425,938	285,315,934
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,826	15,199,143
Texas Instruments, Inc.	42,895	12,785,713
		536,798,017

Software & Services 10.2%
AppLovin Corp., Class A *	2,744	1,413,791
Cloudflare, Inc., Class A *	93,190	22,857,643
Crowdstrike Holdings, Inc., Class A *	11,398	8,698,270
Datadog, Inc., Class A *	79,563	20,715,023
DigitalOcean Holdings, Inc. *	30,820	4,839,665
Docusign, Inc. *	42,388	1,882,875
Dynatrace, Inc. *	64,525	2,833,293
Fair Isaac Corp. *	6,200	7,407,636
International Business Machines Corp.	8,307	2,336,011
Microsoft Corp.	201,348	75,106,831
Okta, Inc. *	26,449	3,608,966
Oracle Corp.	78,881	11,560,010
Palantir Technologies, Inc., Class A *	89,874	10,485,600
Palo Alto Networks, Inc. *	28,854	9,839,791
Snowflake, Inc., Class A *	48,914	12,448,613
Synopsys, Inc. *	40,934	18,259,429
Twilio, Inc., Class A *	30,121	6,214,866
Zscaler, Inc. *	20,006	2,823,847
		223,332,160

Technology Hardware & Equipment 14.9%
Amphenol Corp., Class A	196,101	34,576,528
Apple, Inc.	396,407	114,704,330
Celestica, Inc. *	13,705	4,999,584
Ciena Corp. *	90,672	44,480,056
Cisco Systems, Inc.	57,408	6,743,144
Corning, Inc.	150,931	38,552,305
Dell Technologies, Inc., Class C	35,895	15,487,257
Lumentum Holdings, Inc. *	10,046	8,620,071
Samsung Electronics Co. Ltd.	39,880	8,849,257
Sandisk Corp. *	11,388	25,893,237
Western Digital Corp.	35,295	22,543,622
		325,449,391

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.2%
Space Exploration Technologies Corp., Class A *	26,907	4,597,330

Transportation 0.3%
Union Pacific Corp.	22,776	6,195,072
Total Common Stocks (Cost $1,003,288,061)		2,088,085,470

INVESTMENT COMPANIES 1.8% OF NET ASSETS

Equity Funds 1.8%
Invesco QQQ Trust	38,762	28,544,337
State Street SPDR S&P 500 ETF Trust	14,256	10,645,953
		39,190,290
Total Investment Companies (Cost $38,633,547)		39,190,290

SHORT-TERM INVESTMENTS 4.8% OF NET ASSETS

Money Market Funds 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	106,666,812	106,666,812
Total Short-Term Investments (Cost $106,666,812)		106,666,812
Total Investments in Securities (Cost $1,148,588,420)		2,233,942,572

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/18/26	62	37,849,140	693,727

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
SPDR —	Standard & Poor’s Depositary Receipts

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,551,287,453	$—	$—	$1,551,287,453
Semiconductors & Semiconductor Equipment	515,689,347	21,108,670	—	536,798,017
Investment Companies[1]	39,190,290	—	—	39,190,290
Short-Term Investments[1]	106,666,812	—	—	106,666,812
Futures Contracts[2]	693,727	—	—	693,727
Total	$2,213,527,629	$21,108,670	$—	$2,234,636,299

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG60662JUN26